Regulatory Matters - Summary of Capital Adequacy Ratios With RWA Methodology (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Regulatory Matters [LineItems]
Tier 1 capital (k1.2)	17.40%	17.00%
Total capital (k.2)	18.10%	18.00%